Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	2023	2022
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,401	5,327
– performance and other guarantees	19,548	17,136
– other contingent liabilities	268	353
At 31 Dec	22,217	22,816
Commitments:[1]
– documentary credits and short-term trade-related transactions	1,919	2,317
– forward asset purchases and forward deposits placed	38,704	33,684
– standby facilities, credit lines and other commitments to lend	91,206	91,912
At 31 Dec	131,829	127,913
1    Includes £125,616m of commitments (2022: £126,457m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
Guarantees

	2023		2022
	In favour of third parties	By the group in favour of other HSBC Group entities	In favour of third parties	By the group in favour of other HSBC Group entities
	£m	£m	£m	£m
Financial guarantees[1]	1,981	420	4,158	1,169
Performance and other guarantees	17,432	2,116	15,475	1,661
Total	19,413	2,536	19,633	2,830
1    Financial guarantees contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss incurred because a specified debtor fails to make payment when due, in accordance with the original or modified terms of a debt instrument. The amounts in the above table are nominal principal amounts. ‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures.